Summary of Segment Information (Detail) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total lease rental income		$ 194,901	$ 198,718
Trading container margin		(155)	862
Gain on sale of owned fleet containers, net		9,548	15,913	$ 15,913
Depreciation and amortization	[1]	71,838	72,493
Container lessee default expense, net		39	120
Interest expense		42,130	35,309
Segment income (loss) before income taxes		60,071	79,313
Income tax (expense) benefit		1,476	1,639
Total assets		7,420,337	7,779,718		$ 7,613,234
Purchase of containers and fixed assets		2,944	102,962
Payments on container leaseback financing receivable			396,495
Container Ownership
Segment Reporting Information [Line Items]
Total lease rental income		182,857	185,353
Gain on sale of owned fleet containers, net		9,548	15,913
Depreciation		73,309
Depreciation and amortization			74,033
Container lessee default expense, net		39	120
Interest expense		41,929	35,098
Segment income (loss) before income taxes		50,320	67,213
Income tax (expense) benefit		(1,758)	1,332
Total assets		7,376,341	7,709,553
Purchase of containers and fixed assets		2,944	100,931
Payments on container leaseback financing receivable			396,495
Container Management
Segment Reporting Information [Line Items]
Total lease rental income		11,317	12,765
Depreciation		394
Depreciation and amortization			373
Container lessee default expense, net
Interest expense		201	211
Segment income (loss) before income taxes		5,653	13,793
Income tax (expense) benefit		282	307
Total assets		179,745	224,256
Purchase of containers and fixed assets			2,031
Container Resale
Segment Reporting Information [Line Items]
Trading container margin		(155)	862
Depreciation and amortization
Container lessee default expense, net
Interest expense
Segment income (loss) before income taxes		3,405	3,007
Total assets		7,718	10,850
Other
Segment Reporting Information [Line Items]
Depreciation and amortization
Container lessee default expense, net
Interest expense
Segment income (loss) before income taxes		(1,899)	(1,023)
Total assets		4,748	7,695
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue		744	532
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue		744	532
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue		14,764	22,707
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue		49	57
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue		3,736	2,584
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue		695	475
Eliminations
Segment Reporting Information [Line Items]
Total lease rental income		727	600
Depreciation		(1,865)
Depreciation and amortization			(1,913)
Container lessee default expense, net
Interest expense
Segment income (loss) before income taxes		2,592	(3,677)
Total assets		(148,215)	(172,636)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue		$ (18,500)	$ (25,291)

[1]	Amounts for the period ended March 31, 2022 have been reclassified to conform with the 2023 presentation (see Note 2 (f) “Reclassifications and Changes in Presentation”).